PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

18.   PROPERTY, PLANT AND EQUIPMENT

			Equipment,
	Plants and	Oil and gas	machinery
	buildings	properties	and others	Total
	RMB	RMB	RMB	RMB
Cost:
Balance as at January 1, 2020	132,327	727,552	1,027,324	1,887,203
Additions	390	1,563	5,163	7,116
Transferred from construction in progress	10,965	32,214	98,427	141,606
Reclassifications	1,443	(125)	(1,318)	—
Invest into the joint ventures and associated companies	—	—	(115)	(115)
Reclassification to other long-term assets	(38)	—	(1,052)	(1,090)
Disposals	(6,396)	(806)	(131,501)	(138,703)
Exchange adjustments	(141)	(2,806)	(226)	(3,173)
Balance as at December 31, 2020	138,550	757,592	996,702	1,892,844

Balance as at January 1, 2021	138,550	757,592	996,702	1,892,844
Additions	509	2,192	5,177	7,878
Transferred from construction in progress	5,487	40,357	65,182	111,026
Reclassifications	646	(617)	(29)	—
Invest into the joint ventures and associated companies	(8)	—	(188)	(196)
Reclassification to other long-term assets	(665)	(22)	(1,027)	(1,714)
Disposals	(1,297)	(5,517)	(17,495)	(24,309)
Exchange adjustments	(57)	(940)	(95)	(1,092)
Balance as at December 31, 2021	143,165	793,045	1,048,227	1,984,437

Accumulated depreciation and impairment losses:
Balance as at January 1, 2020	61,069	587,192	608,622	1,256,883
Depreciation for the year	4,680	32,054	48,760	85,494
Impairment losses for the year	684	4,739	6,360	11,783
Reclassifications	393	(98)	(295)	—
Invest into the joint ventures and associated companies	—	—	(54)	(54)
Reclassification to other long-term assets	(8)	—	(161)	(169)
Written back on disposals	(3,229)	(464)	(48,125)	(51,818)
Exchange adjustments	(49)	(2,703)	(138)	(2,890)
Balance as at December 31, 2021	63,540	620,720	614,969	1,299,229

Balance as at January 1, 2021	63,540	620,720	614,969	1,299,229
Depreciation for the year	4,586	39,670	48,568	92,824
Impairment losses for the year	742	1,904	6,774	9,420
Reclassifications	185	(410)	225	—
Invest into the joint ventures and associated companies	(5)	—	(133)	(138)
Reclassification to other long-term assets	(82)	(7)	(170)	(259)
Written back on disposals	(771)	(135)	(13,668)	(14,574)
Exchange adjustments	(29)	(904)	(57)	(990)
Balance as at December 31, 2021	68,166	660,838	656,508	1,385,512

Net book value:
Balance as at January 1, 2020	71,258	140,360	418,702	630,320
Balance as at December 31, 2020	75,010	136,872	381,733	593,615
Balance as at December 31, 2021	74,999	132,207	391,719	598,925

The Group compares the carrying amount of individual cash-generating units which were grouped for the property, plant and equipment related to oil and gas producing activities with its value in use, using a discounted cash flow forecast prepared based on the future production profiles included in the oil and gas reserve reports, and recorded impairment losses amounting to RMB 8,435 and RMB 2,467 for the years ended 31 December 2020 and 2021.

18.   PROPERTY, PLANT AND EQUIPMENT (Continued)

The additions to oil and gas properties of the Group for the years ended December 31, 2020 and 2021 included RMB 1,563 and RMB 2,163 respectively, of estimated dismantlement costs for site restoration.

As at December 31, 2020 and 2021, the Group had no individual substantial property, plant and equipment which have been pledged.

As at December 31, 2020 and 2021, the Group had no individual significant property, plant and equipment which were temporarily idle or pending for disposal.

As at December 31, 2020 and 2021, the Group had no individual significant fully depreciated property, plant and equipment which were still in use.